CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 95	$ (22)	$ 93	$ (42)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(67)	10	(90)	(7)
Pension and other postretirement benefits adjustments	1	4	2	8
Hedging instruments	2	(2)	2	4
Adjustments to equity method investments	0	0	2	0
Total other comprehensive (loss) income, net of tax	(64)	12	(84)	5
Comprehensive income (loss)	31	(10)	9	(37)
Comprehensive income attributable to noncontrolling interest	(2)	(1)	(3)	(2)
Comprehensive income (loss) attributable to Venator	$ 29	$ (11)	$ 6	$ (39)